TCW Funds, Inc.

Supplement Dated November 1, 2012 to the

Statement of Additional Information Dated February 28, 2012,

As Amended May 31, 2012

Disclosure relating to the TCW Growth Fund, TCW Growth Equity Fund, TCW Small Cap

Growth Fund and TCW SMID Growth Cap Fund (the “Funds”)

Effective November 1, Chang Lee and Mike Olson have been added to the portfolio management teams of the Funds. Therefore, effective November 1, beginning on page 53, under the heading “Portfolio Management - Ownership of Securities and Other Managed Accounts,” the following information is added to the tables relating to the Funds:

TCW Growth Fund

Portfolio Managers	None	$1 to $10 K	$10 K to $50 K	$50K to $100 K	$100 K to $500 K	$500 K to $1 Mill	Over $1 Mill
Chang Lee[1]	X
Mike Olson[1]	X

[1]	Information for Messrs. Lee and Olson is provided as of September 30, 2012.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chang Lee[1]	10	$1,632.0	10	$630.3	31	$1,342.7
Mike Olson[1]	10	$1,632.0	10	$630.3	35	$1,486.0

[1]	For Messrs. Lee and Olson, the number of accounts is provided as of November 1, 2012 and total assets are provided as of September 30, 2012. Total assets in the table are in millions.

	Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chang Lee[1]	0	$0	1	$28.1	1	$288.2
Mike Olson[1]	0	$0	1	$28.1	1	$288.2

[1]	For Messrs. Lee and Olson, the number of accounts is provided as of November 1, 2012 and total assets are provided as of September 30, 2012. Total assets in the table are in millions.

TCW Growth Equities Fund

Portfolio Managers	None	$1 to $10 K	$10 K to $50 K	$50K to $100 K	$100 K to $500 K	$500 K to $1 Mill	Over $1 Mill
Chang Lee[1]	X
Mike Olson[1]	X

[1]	Information for Messrs. Lee and Olson is provided as of September 30, 2012.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chang Lee[1]	10	$1,632.0	10	$630.3	31	$1,342.7
Mike Olson[1]	10	$1,632.0	10	$630.3	35	$1,486.0

[1]	For Messrs. Lee and Olson, the number of accounts is provided as of November 1, 2012 and total assets are provided as of September 30, 2012. Total assets in the table are in millions.

	Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chang Lee[1]	0	$0	1	$28.1	1	$288.2
Mike Olson[1]	0	$0	1	$28.1	1	$288.2

[1]	For Messrs. Lee and Olson, the number of accounts is provided as of November 1, 2012 and total assets are provided as of September 30, 2012. Total assets in the table are in millions.

TCW Small Cap Growth Fund

Portfolio Managers	None	$1 to $10 K	$10 K to $50 K	$50K to $100 K	$100 K to $500 K	$500 K to $1 Mill	Over $1 Mill
Chang Lee[1]	X
Mike Olson[1]			X

[1]	Information for Messrs. Lee and Olson is provided as of September 30, 2012.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chang Lee[1]	10	$1,632.0	10	$630.3	31	$1,342.7
Mike Olson[1]	10	$1,632.0	10	$630.3	35	$1,486.0

[1]	For Messrs. Lee and Olson, the number of accounts is provided as of November 1, 2012 and total assets are provided as of September 30, 2012. Total assets in the table are in millions.

	Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chang Lee[1]	0	$0	1	$28.1	1	$288.2
Mike Olson[1]	0	$0	1	$28.1	1	$288.2

[1]	For Messrs. Lee and Olson, the number of accounts is provided as of November 1, 2012 and total assets are provided as of September 30, 2012. Total assets in the table are in millions.

TCW SMID Cap Growth Fund

Portfolio Managers	None	$1 to $10 K	$10 K to $50 K	$50K to $100 K	$100 K to $500 K	$500 K to $1 Mill	Over $1 Mill
Chang Lee[1]	X
Mike Olson[1]	X

[1]	Information for Messrs. Lee and Olson is provided as of September 30, 2012.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chang Lee[1]	10	$1,632.0	10	$630.3	31	$1,342.7
Mike Olson[1]	10	$1,632.0	10	$630.3	35	$1,486.0

[1]	For Messrs. Lee and Olson, the number of accounts is provided as of November 1, 2012 and total assets are provided as of September 30, 2012. Total assets in the table are in millions.

	Performance Fee Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Chang Lee[1]	0	$0	1	$28.1	1	$288.2
Mike Olson[1]	0	$0	1	$28.1	1	$288.2

[1]	For Messrs. Lee and Olson, the number of accounts is provided as of November 1, 2012 and total assets are provided as of September 30, 2012. Total assets in the table are in millions.

Effective January 1, 2013, Husam H. Nazer and R. Brendt Stallings will no longer serve as portfolio managers of the Funds and will be deleted from the tables referenced above.

Please retain this Supplement with your Statement of Additional Information for future reference.

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